WELLS
                                  MUTUAL FUNDS



November 9, 2006


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re:  Wells Family of Real Estate Funds
          File Nos. 811-08355 and 333-35677
          Post-Effective Amendment No. 14


Ladies and Gentlemen:

     On behalf of Wells Family of Real Estate Funds (the "Trust"), attached for filing is Post-Effective Amendment No. 14 ("Amendment No. 14") to the Trust's registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

     Pursuant to Securities Act release No. 6510 and Investment Company Release No. 13768 (February 15, 1984), we request selective review of Amendment No. 14.

     Post-Effective Amendment No. 13 ("Amendment No. 13") to the Trust's registration statement was filed on October 5, 2006, pursuant to Rule 485(a) under the Securities Act of 1933, for the purpose of establishing a new series of the Registrant, the Wells Dow Jones Wilshire Global RESI Index Fund. The disclosure, design and format in Amendment No. 14 is identical to that in Amendment No. 13 except for the addition of backtested performance information for the Dow Jones Wilshire Global Real Estate Securities Index and disclosure related thereto. This information and the disclosure related thereto is included as a separate section of the prospectus and is reflected in the table of contents of the prospectus.

     The Trust and its principal underwriter will also be filing an acceleration request respectfully requesting acceleration of the effective date of Amendment No. 14 to the effective date of Amendment No. 13 (December 19, 2006). We have discussed all of the foregoing with Ms. Linda Stirling, the staff examiner assigned to the Trust.





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     Please  contact  Tina Bloom at  513-587-3418  if you have any  questions or comments concerning this filing.


Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary




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P.O. Box 46707    Cincinnati, Ohio 45247-0707    Phone: 1-800-282-1581    Fax: 513-587-3450    www.wellsref.com
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